Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)		12 Months Ended
		Dec. 31, 2023	Jun. 30, 2022
2023 [Member]
Schedule of Intangible Assets [Line Items]
Cost		$ 8,613,615
Accumulated Amortization		(94,517)
Net book amount		8,519,098
Three months period ended September 30
Opening net book amount		8,519,098
Effect of changes in foreign exchange rates		(48,421)
Amortization	[1]	(139,992)
Closing net book amount		8,330,685
As of September 30,
Cost		8,565,194
Accumulated Amortization		(234,509)
Net book amount		$ 8,330,685
2022 [Member]
Schedule of Intangible Assets [Line Items]
Cost			$ 4,598,930
Accumulated Amortization
Net book amount			4,598,930
Three months period ended September 30
Opening net book amount			4,598,930
Effect of changes in foreign exchange rates
Amortization	[1]
Closing net book amount			4,598,930
As of September 30,
Cost			4,598,930
Accumulated Amortization
Net book amount			$ 4,598,930

[1]	The charge of the amortization is included in Administrative expenses and Research and development expenses (see notes 17 and 18).